UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Merrill Lynch, Pierce, Fenner & Smith Incorporated
Address: 4 World Financial Center
         New York, NY 10080

13F File Number: 028-00962

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gale K. Chang
Title: Secretary
Phone: (212) 670-0185

Signature, Place and Date of Signing:

_____________________
/s/ Gale K. Chang
222 Broadway, New York, NY 10038
May 8, 2009

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
028-03554               MERRILL LYNCH AND CO., INC.

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 /SUBMISSION